Note 18 - Assets Classified as Held for Sale	3 Months Ended
Jun. 30, 2019
Statement Line Items [Line Items]
Disclosure of non-current assets or disposal groups classified as held for sale [text block]
1 8 .	Assets classified as held for sale

		As at June 30	As at March 31
(US dollars in thousands)	% Owned	2019	2019	2018	2017
Innovative Solar Ventures I, LLC	50%	13,530	13,530	-	-
US-NC-31 Sponsor Partner, LLC	14.45%	-	-	6,595	-
US-NC-47 Sponsor Partner, LLC	10%	-	-	4,841	-
Total		13,530	13,530	11,436	-

As more fully disclosed in Note
14,
the Company’s portfolio of U.S. solar projects is held through
50%
ownership in Innovative Solar Ventures I, LLC (the “ISS Joint Venture”). During the year ended
March 31, 2019,
the Company made the decision to sell its portfolio of U.S. solar projects and accordingly, the investment has been reclassified to current assets as assets held for sale. Assets classified as held for sale are included within the Solar Development segment in Note
4.2.

Reconciliation of the ISS Joint Venture investment is as follows (
March 31, 2018
comparative amount is disclosed within Investments, see Note
14
):

	As at June 30	As at March 31
(US dollars in thousands)	2019	2019	2018	2017
Capital commitment	15,044	15,044	14,904	-
Commission credit	(770)	(770)	(757)	-
Discontinued projects	(848)	(848)	-	-
Acquisition costs	104	104	-	-
Net assets	13,530	13,530	14,147	-

The table below provides summarized financial information for the ISS Joint Venture. The information disclosed reflects the amounts presented in the financial statements of ISS Joint Venture, amended to reflect adjustments made by the Company when using the equity method, including fair value adjustments and modifications for differences in accounting policy. The summarized financial information for the ISS Joint Venture does not
represent the Company’s share of those amounts.

	As at June 30	As at March 31
(US dollars in thousands)	2019	2019	2018	2017
Current assets	1,187	1,187	1,373	-
Non-current assets	27,107	27,107	26,921	-
Net assets	28,294	28,294	28,294	-

No
summarized statement of comprehensive income has been presented as there were no
movements in comprehensive income in the period (
March 31, 2019:
nil;
2018:
nil
).

Reconciliation to carrying amounts of the ISS Joint Venture (
2018
comparative amount is disclosed within Investments, see Note
14
):

	As at June 30	As at March 31
(US dollars in thousands)	2019	2019	2018	2017
Opening net assets	28,294	28,294	-	-
Initial investment	-	-	29,808	-
Commission credit	-	-	(1,514)	-
Net assets	28,294	28,294	28,294	-
VivoPower share in %	50%	50%	50%	-
VivoPower share in $	14,148	14,148	14,147	-
Commission credit	(721)	(721)	-	-
Acquisition costs	103	103	-	-
Net Assets	13,530	13,530	14,147	-